REVENUES - Disaggregation of Revenues (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 12,794
Other revenues	885
Revenues	13,679	$ 13,449	$ 12,547
Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	10,280
Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,771
Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	743
Canadian Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,038
Other revenues	0
Revenues	4,038	3,693	3,682
Canadian Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,038
Canadian Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
Canadian Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
U.S. Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	4,203
Other revenues	111
Revenues	4,314	3,584	2,526
U.S. Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3,549
U.S. Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
U.S. Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	654
Mexico Natural Gas Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	619
Other revenues	0
Revenues	619	570	378
Mexico Natural Gas Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	614
Mexico Natural Gas Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
Mexico Natural Gas Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	5
Liquids Pipelines
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,082
Other revenues	502
Revenues	2,584	2,009	1,755
Liquids Pipelines | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	2,079
Liquids Pipelines | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
Liquids Pipelines | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	3
Energy
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,852
Other revenues	272
Revenues	2,124	$ 3,593	$ 4,206
Energy | Capacity arrangements and transportation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	0
Energy | Power generation
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	1,771
Energy | Natural gas storage and other
Disaggregation of Revenue [Line Items]
Revenues from contracts with customers	$ 81